Organization and Nature of Operations	12 Months Ended
Dec. 31, 2010
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1. ORGANIZATION AND NATURE OF OPERATIONS
The accompanying consolidated financial statements include the financial statements of Giant Interactive Group, Inc. (the “Company” or “Giant Interactive”), its subsidiaries and the VIE subsidiary, collectively referred to as the “Group”.

Giant Interactive was incorporated in the Cayman Islands on July 26, 2006 and became the holding company of the Group.

The Group is engaged in the development and operation of online games in the People’s Republic of China (the “PRC”). The Group primarily develops and operates online games through its subsidiary, Zhengtu Information, and its VIE subsidiary, Giant Network.

Details of the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Subsidiary	establishment	establishment	ownership	Principal activities
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (Hong Kong) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Investment holding
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game development and maintenance
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	- *	Online game research and development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	January 4, 2010	PRC	51.00%	Online game research and development

	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Subsidiary	establishment	establishment	ownership	Principal activities
Shanghai Juxi Network Technology Co., Ltd. (“Juxi Network”)	January 21, 2010	PRC	51.00%	Online game research and development

Shanghai Juxian Network Technology Co., Ltd. (“Juxian Network”)	January 25, 2010	PRC	51.00%	Online game research and development

Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development

Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	—*	Online game research and development

Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development

Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	—*	Online game research and development

Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	—*	Online game research and development

Beijing Juren Zhengtu Information Technology Co., Ltd. (“Juren Zhengtu Information”)	October 13, 2010	PRC	—*	Online game research and development

Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	—*	Online game research and development

Shanghai Haoji Network Technology Co., Ltd. (“Haoji Network”)	Acquired on November 24, 2010	PRC	—*	Online game research and development

*	These are all subsidiaries of Giant Network.

In September 2006, in contemplation of an initial public offering, the Group completed a reorganization (the “Reorganization”) which was necessary to comply with PRC law and regulations that restrict foreign ownership of a company that provides Internet content services, which includes operating online games.
As part of the Reorganization, Mr. Yuzhu Shi, his immediate family and the other eighteen individual shareholders of Giant Network through their respective BVI holding companies, established the Company and Eddia International. Mr. Yuzhu Shi and his immediate family, through their BVI holding companies, Union Sky Holding Co., Ltd. and Vogel Holding Group Limited, are the controlling shareholders of the Company since incorporation. Subsequently, on September 6, 2006, Eddia International established Zhengtu Information, a wholly-owned foreign enterprise, which entered into a series of agreements with Giant Network. Pursuant to these agreements, Giant Network transferred most of its employees and operating assets, including the rights to operate its online game, ZT Online, to Zhengtu Information, except for certain assets that an online game operator must own to be an Internet license holder. In return, Zhengtu Information exclusively provides certain technical and consulting services and software licenses to Giant Network in exchange for fees, which can be adjusted at the Company’s discretion, through its direct ownership interest in Zhengtu Information as well as provide financial support to Giant Network, as necessary. As a result of these agreements, the Company is considered the primary beneficiary of Giant Network (see Note 2) and accordingly, Giant Network’s results of operation and financial condition are consolidated in the financial statements of the Group.
On January 4, January 21, January 25, March 29, and May 19, 2010, Zhengduo Information established Juyan Network, Juxi Network, Juxian Network, Jufan Network and Juquan Network with 51% equity interest respectively.
On April 28 and October 9, 2010, Giant Network established Zhengju Information and Juxin Network with 100% equity interest and 51% equity interest, respectively.
On June 3 and October 13, 2010, Wuxi Network established Tiema Network and Juren Zhengtu Information with 51% equity interest and 100% equity interest, respectively.
On November 19 and November 24, 2010, Giant Network acquired Julun Network and Haoji Network, two of online game research and development companies, with 100% equity interest and 50% equity interest, respectively. Giant Network has veto rights in regards to Haoji Network’s operating and financial decisions.

On December 6, 2010, Zhengtu Information, Giant Network and Shanghai Juyan Network Technology jointly established Beijing Huayi Juren Information Technology Co., Ltd (“Huayi Juren Information”) with 51%, 34% and 15% equity interest, respectively. The registered capital of Huayi Juren Information was RMB 25,000,000. The Group was the controlling shareholder with 85% equity interest. On December 31, 2010, Zhengtu Information sold its 51% equity interest in Huayi Juren Information to Huayi Brothers Media Corporation (“Huayi”) and as a result, Huayi Juren Information was deconsolidated (See Note 5).